Other non-current assets	6 Months Ended
Jun. 30, 2026
Other Non-current Assets [Abstract]
Other non-current assets
7 Other non-current assets
As of June 30, 2026, other non-current assets were comprised of rent, trade, and other term deposits amounting to USD1,146 thousand (December 31, 2025: USD1,254 thousand), restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period, and other non-current assets amounting to USD18 thousand as of June 30, 2026 (December 31, 2025: USD24 thousand).